Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	F/m Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001546416
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	fm
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2022
Prospectus Date	rr_ProspectusDate	Dec. 29, 2022
Oakhurst Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Oakhurst Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Oakhurst Fixed Income Fund (the “Fixed Income Fund” or the “Fund”) is total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you will pay if you buy, hold and sell shares of the Fixed Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fixed Income Fund seeks to achieve its investment objective of total return by investing primarily in a diversified portfolio of investment grade fixed-income securities that F/m Investments, LLC, d/b/a Oakhurst Capital Advisors (the “Sub-Adviser”) believes offer the potential for capital appreciation and current income. Total return for the Fund will consist of income, dividends and capital appreciation. The Fund may invest in various types of fixed-income securities, including, but not limited to, those issued by the U.S. Government and its agencies, corporate bonds, convertible securities, mortgage-backed and other asset-backed securities and collateralized mortgage obligations. Mortgage-backed securities include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, other private issuers, and private mortgage insurance companies. Collateralized mortgage obligations are debt obligations that pool together mortgages and separate them into short-, medium-, and long-term positions (“tranches”). Tranches pay different rates of interest depending on their maturity and anticipated cash flow.

Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in investment grade fixed-income securities. Investment grade fixed-income securities are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or unrated securities that the Sub-Adviser considers to be of comparable quality. The Fund may invest up to 20% of its net assets in non-investment grade fixed income securities (hereafter referred to as “junk bonds” or “high yield securities”).

The Fund has adopted an investment policy to concentrate its investments in agency and non-agency mortgage-backed securities. This means the Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. From time to time the Fund may emphasize investment in other particular sectors of the fixed income market. The Fund may also invest in thinly traded securities that are privately placed but eligible for purchase and sale by certain qualified institutional buyers (such as the Fund) under Rule 144A or other exemptions under the Securities Act of 1933. The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid.

The Sub-Adviser attempts to maximize the Fund’s total return by actively managing the Fund’s average maturity, sector weightings, and specific security holdings. The Sub-Adviser also actively manages the Fund’s average duration, which is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. For example, if interest rates move up 1 percentage point (1%) while the Fund’s duration is 4 years, the Fund’s share price would be expected to decline by 4%. The larger the duration number, the greater an investment’s sensitivity to changes in interest rates. In constructing the portfolio, the Sub-Adviser applies a disciplined maturity adjustment strategy that attempts to identify long-term interest rate trend patterns. If the Sub-Adviser perceives that a change in interest rates represents a long-term interest rate trend rather than a short-term swing, the Sub-Adviser will adjust the Fund’s average maturity. The Fund’s average maturity will depend on the Sub-Adviser’s assessment of both the relative yields available on securities with differing maturities and future changes in interest rates. While the Sub-Adviser may take advantage of the entire range of fixed-income maturities, the Fund’s dollar-weighted average maturity, which is the average of all the current maturities of the bonds held in the Fund, will generally range from 90 days up to 10 years. The Fund’s dollar-weighted average maturity will be actively monitored and adjusted based on the Sub-Adviser’s view of interest rate trends. The Sub-Adviser may sell a security based upon its assessment of interest rate trends or when more attractive opportunities become available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in investment grade fixed-income securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Fixed Income Fund’s returns will vary and you could lose money. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. At times there may be an imbalance of supply and demand in the fixed income markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy can have a significant effect on the value of fixed-income securities. Interest rates have been unusually low in recent years, having been reduced first to address the global financial crisis that began in 2008, and later in an effort to address the economic impact of the COVID-19 pandemic. The decision by the Federal Reserve to aggressively increase interest rates and sell some of the U.S. Government securities on its balance sheet (“Quantitative Tightening”) in order to control the effects of inflation may present a greater risk than has historically been the case due to the prolonged period of low interest rates and the potential market reaction to these initiatives. The Fund is also subject to management risk, which is the risk that the Sub-Adviser’s analysis of economic conditions and expectations regarding interest rate changes may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

At times when the Fund emphasizes a particular sector of the fixed income market, the value of the Fund’s net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price.

Concentration Risk - Mortgage-Backed Securities. To the extent the Fund’s investments are concentrated in the securities of a particular market segment or asset class, the Fund’s investments may be more susceptible to an increased risk of loss due to adverse events, than the market as a whole. As of August 31, 2022, the Fund had 33.3% of the value of its net assets invested in collateralized mortgage-backed securities. Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates because of the need to reinvest prepayments of principal and the possibility of significant unscheduled prepayments resulting from declines in interest rates. Mortgage-backed securities are subject to greater prepayment risk during periods when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Non-agency mortgage-backed securities have no direct or indirect government or agency guarantees of payment and may have a limited market especially when there is perceived weakness in the mortgage and real estate market sectors. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise. Collateralized mortgage securities may be less liquid and may exhibit greater price volatility than other types of mortgage securities. The value of mortgage-backed securities may be negatively affected by higher interest rates and deteriorating economic conditions and could potentially result in a higher rate of defaults and foreclosures. As a result of the Fund’s policy to concentrate in mortgage-backed securities, the Fund will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities.

Privately Placed and Rule 144A Securities. As of August 31, 2022, the Fund had 21.1% of the value of its net assets invested in Rule 144A securities. Investments in Rule 144A securities and other privately placed securities may be less liquid and subject to greater volatility than publicly traded securities. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable to publicly traded securities.

Corporate Bonds. As of August 31, 2022, the Fund had 33.8% of the value of its net assets invested in corporate bonds. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest than other types of fixed income securities, such as government securities.

Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. Over the longer-term, rising interest rates may present a greater risk than has historically been the case due to the prolonged period of low interest rates, the effect of government fiscal policy initiatives, and the potential market reaction to those initiatives. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation.

Other Fixed Income Securities Risks

●	Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer.

A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risks within a given quality grade.

●	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

●	LIBOR Transition Risk. The Fund may invest in securities that are based on the London Interbank Offered Rate (LIBOR). In March 2021, it was announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Although the transition away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate and any potential effects on the Fund or on certain instruments in which the Fund invests. LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, a reduction in the value of certain LIBOR based instruments held by the Fund, or other unintended consequences.

Risks Associated With Other Types of Fixed-Income Securities

●	U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support, and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

●	Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

●	High Yield Securities. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

●	Convertible Securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or carry the right to purchase common stock. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore a convertible security is subject to risks associated with both fixed-income and equity securities. The return and value of an equity security will fluctuate in response to stock market movements. Factors such as earnings, interest rates, political events, war, acts of terrorism, government defaults or shutdowns, public health issues, recessions or other events could have a significant effect on the stock market and the value of convertible securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fixed Income Fund’s returns will vary and you could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fixed Income Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The performance information that follows reflects the performance of First Western Capital Management Company (“First Western”), the investment adviser to the Fund from its inception until November 16, 2020. From November 16, 2020 until December 29, 2020, F/m Investments, d/b/a Oakhurst Capital Advisors, served as the Fund’s interim adviser. Effective December 29, 2020, Oakhurst Capital Management, LLC serves as the investment adviser to the Fund and F/m Investments, LLC, d/b/a Oakhurst Capital Advisors, serves as the Fund’s sub-advisor. There have been no changes to the investment process of the Fund or its portfolio managers as a result of the change in the Fund’s investment adviser and the addition of a sub-adviser. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fixed Income Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(800) 292-6775
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Institutional shares’ 2022 year-to-date return through September 30, 2022 was -13.10%.

During the periods shown in the bar chart, the highest return for a quarter was 3.86% during the quarter ended June 30, 2020 and the lowest return for a quarter was -2.10% during the quarter ended June 30, 2013.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional shares’ 2022 year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional shares and will vary for Retail shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Institutional shares and will vary for Retail shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The performance listed above is the performance of Institutional shares, which will differ from Retail shares to the extent that the classes do not have the same expenses and inception dates. As of the date of this Prospectus, Retail shares have not been offered for sale, so there is no performance information available.

Oakhurst Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Oakhurst Fixed Income Fund | Oakhurst Fixed Income Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OHFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	442
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,015
Annual Return 2013	rr_AnnualReturn2013	0.54%
Annual Return 2014	rr_AnnualReturn2014	4.93%
Annual Return 2015	rr_AnnualReturn2015	1.80%
Annual Return 2016	rr_AnnualReturn2016	3.13%
Annual Return 2017	rr_AnnualReturn2017	4.13%
Annual Return 2018	rr_AnnualReturn2018	0.74%
Annual Return 2019	rr_AnnualReturn2019	7.35%
Annual Return 2020	rr_AnnualReturn2020	6.71%
Annual Return 2021	rr_AnnualReturn2021	0.60%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.60%)
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2012
Oakhurst Fixed Income Fund | Oakhurst Fixed Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Oakhurst Fixed Income Fund | Oakhurst Fixed Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
5 Years	rr_AverageAnnualReturnYear05	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Oakhurst Fixed Income Fund | Oakhurst Fixed Income Fund Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,307
Oakhurst Short Duration Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Oakhurst Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Oakhurst Short Duration Bond Fund (the “Short Duration Bond Fund” or the “Fund”) is to seek a high level of income consistent with preservation of capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you will pay if you buy, hold and sell shares of the Short Duration Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will differ from the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Short Duration Bond Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of short duration fixed-income securities. The Fund may invest in various types of fixed-income securities, including, but not limited to, those issued by the U.S. Government and its agencies, corporate bonds, convertible securities, bank obligations, money market securities, mortgage-backed and other asset-backed securities and collateralized mortgage obligations. Mortgage-backed securities include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, other private issuers, and private mortgage insurance companies. Collateralized mortgage obligations are debt obligations that pool together mortgages and separate them into short-, medium-, and long-term positions (“tranches”). Tranches pay different rates of interest depending on their maturity and anticipated cash flow.

Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in investment grade bonds. Investment grade bonds are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or unrated securities that the Sub-Adviser considers to be of comparable quality. In addition, up to 20% of the Fund’s net assets may be invested in non-investment grade bonds (hereafter referred to as “junk bonds” or “high yield securities”).

The Fund has adopted an investment policy to concentrate its investments in agency and non-agency mortgage-backed securities. This means the Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. From time to time the Fund may emphasize investment in other particular sectors of the fixed-income market. The Fund may also invest in thinly traded securities that are privately placed but eligible for purchase and sale by certain qualified institutional buyers (such as the Fund) under Rule 144A or other exemptions under the Securities Act of 1933. The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid.

The Sub-Adviser attempts to achieve the Fund’s investment objective by actively managing the Fund’s sector and industry weightings, and specific security holdings. The Sub-Adviser also actively manages the Fund’s average duration, which is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. For example, if interest rates move up 1 percentage point (1%) while the Fund’s duration is 4 years, the Fund’s share price would be expected to decline by 4%. The larger the duration number, the greater an investment’s sensitivity to changes in interest rates. In constructing the portfolio, the Sub-Adviser applies a disciplined maturity adjustment strategy that attempts to identify long-term interest rate trend patterns. If the Sub-Adviser perceives that a change in interest rates represents a long-term interest rate trend rather than a short-term swing, the Sub-Adviser will adjust the Fund’s average duration. The Fund’s average duration will depend on the Sub-Adviser’s assessment of both the relative yields available on securities with differing maturities and future changes in interest rates. While the Fund may invest in securities with varying maturities, the Fund’s average duration will typically range from 90 days up to 3 years. The Fund will calculate its effective duration by using the nearest call date or maturity of its securities, whichever comes first. The Fund’s average duration will be actively monitored and adjusted based on the Sub-Adviser’s view of interest rate trends. The Sub-Adviser may sell a security based upon its assessment of interest rate trends or when more attractive opportunities become available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in investment grade bonds.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the Short Duration Bond Fund’s returns will vary and you could lose money. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. At times there may be an imbalance of supply and demand in the fixed income markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy can have a significant effect on the value of fixed-income securities. Interest rates have been unusually low in recent years, having been reduced first to address the global financial crisis that began in 2008, and later in an effort to address the economic impact of the COVID-19 pandemic. The decision by the Federal Reserve to aggressively increase interest rates and sell some of the U.S. Government securities on its balance sheet (“Quantitative Tightening”) in order to control the effects of inflation may present a greater risk than has historically been the case due to the prolonged period of low interest rates and the potential market reaction to these initiatives. The Fund is also subject to management risk, which is the risk that the Sub-Adviser’s analysis of economic conditions and expectations regarding interest rate changes may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

At times when the Fund emphasizes a particular sector of the fixed-income market, the value of the Fund’s net assets will be more susceptible to the financial, market or economic events affecting that sector than would be the case for mutual funds that do not emphasize investment in a particular sector. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s share price.

Concentration Risk - Mortgage-Backed Securities. To the extent the Fund’s investments are concentrated in the securities of a particular market segment or asset class, the Fund’s investments may be more susceptible to an increased risk of loss due to adverse events, than the market as a whole. As of August 31, 2022, the Fund had 38.3% of the value of its net assets invested in collateralized mortgage-backed obligations. Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates because of the need to reinvest prepayments of principal and the possibility of any unscheduled prepayments resulting from declines in interest rates. Mortgage-backed securities are subject to greater prepayment risk during periods when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Non-agency mortgage-backed securities have no direct or indirect government or agency guarantees of payment and may have a limited market especially when there is perceived weakness in the mortgage and real estate market sectors. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Fund’s investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise. Collateralized mortgage securities may be less liquid and may exhibit greater price volatility than other types of mortgage securities. The value of mortgage-backed securities may be negatively affected by higher interest rates and deteriorating economic conditions and could potentially result in a higher rate of defaults and foreclosures. As a result of the Fund’s policy to concentrate in mortgage-backed securities, the Fund will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities.

Privately Placed and Rule 144A Securities. As of August 31, 2022, the Fund had 24.2% of the value of its portfolio invested in Rule 144A securities. Investments in Rule 144A securities and other privately placed securities may be less liquid and subject to greater volatility than publicly traded securities. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable to publicly traded securities.

Corporate Bonds. As of August 31, 2022, the Fund had 41.4% of the value of its net assets invested in corporate bonds. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest when due than other types of fixed income securities, such as government securities.

Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. Over the longer-term, rising interest rates may present a greater risk than has historically been the case due to the prolonged period of low interest rates, the effect of government fiscal policy initiatives and the potential market reaction to those initiatives. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation.

Other Fixed Income Securities Risks

●	Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer.

A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest, because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances, and a rating may not reflect the fine shadings of risk within a given quality grade.

●	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

●	LIBOR Transition Risk. The Fund may invest in securities that are based on the London Interbank Offered Rate (LIBOR). In March 2021, it was announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Although the transition away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate and any potential effects on the Fund or on certain instruments in which the Fund invests. LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, a reduction in the value of certain LIBOR based instruments held by the Fund, or other unintended consequences.

Risks Associated With Other Types of Fixed-Income Securities

●	U.S. Government Securities. Some U.S. Government securities, such as U.S. Government agency notes and bonds, are neither insured nor guaranteed by the U.S. Government, meaning they are only supported by the right of the issuer to borrow from the U.S. Government or by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government security that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support and the Fund’s performance could be adversely impacted if there is a deterioration in the financial condition of the issuer.

●	Other Asset-Backed Securities. Asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

●	High Yield Securities. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s creditworthiness or the market’s perception of an issuer’s creditworthiness. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

●	Convertible Securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or carry the right to purchase common stock. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore, a convertible security is subject to risks associated with both fixed-income and equity securities. The return and value of an equity security will fluctuate in response to stock market movements. Factors such as earnings, interest rates, political events, war, acts of terrorism, government defaults or shutdowns, public health issues, recessions or other events could have a significant effect on the stock market and the value of convertible securities.

●	Bank Obligation Investments. The value of the Fund’s investments in bank obligations will be more susceptible to adverse events affecting the U.S. banking industry. Banks are highly regulated and any decisions by regulators that limit the loans a bank may make or the interest rates or fees they charge, may negatively impact a bank’s profitability.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Short Duration Bond Fund’s returns will vary and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Short Duration Bond Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The performance information that follows reflects the performance of First Western, the investment adviser to the Fund from its inception until November 16, 2020. From November 16, 2020 until December 29, 2020, F/m Investments, d/b/a Oakhurst Capital Advisors, served as the Fund’s interim adviser. Effective December 29, 2020, Oakhurst Capital Management, LLC serves as the investment adviser to the Fund and F/m Investments, LLC, d/b/a Oakhurst Capital Advisors, serves as the Fund’s sub-advisor. There have been no changes to the investment process of the Fund or its portfolio managers as a result of the change in the Fund’s investment adviser and the addition of a sub-adviser. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Short Duration Bond Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(800) 292-6775
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Institutional shares’ 2022 year-to-date return through September 30, 2022 was -5.59%.

During the periods shown in the bar chart, the highest return for a quarter was 2.71% during the quarter ended June 30, 2020 and the lowest return for a quarter was -1.10% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional shares’ 2022 year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional shares and will vary for Retail shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Institutional shares and will vary for Retail shares.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The performance listed above is the performance of Institutional shares, which will differ from Retail shares to the extent that the classes do not have the same expenses and inception dates. As of the date of this Prospectus, Retail shares have not been offered for sale, so there is no performance information available.

Oakhurst Short Duration Bond Fund | ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	rr_AverageAnnualReturnYear05	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Oakhurst Short Duration Bond Fund | Oakhurst Short Duration Bond Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OHSDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 950
Annual Return 2014	rr_AnnualReturn2014	2.00%
Annual Return 2015	rr_AnnualReturn2015	1.49%
Annual Return 2016	rr_AnnualReturn2016	2.29%
Annual Return 2017	rr_AnnualReturn2017	2.02%
Annual Return 2018	rr_AnnualReturn2018	1.58%
Annual Return 2019	rr_AnnualReturn2019	3.94%
Annual Return 2020	rr_AnnualReturn2020	3.51%
Annual Return 2021	rr_AnnualReturn2021	0.64%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.64%
5 Years	rr_AverageAnnualReturnYear05	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2013
Oakhurst Short Duration Bond Fund | Oakhurst Short Duration Bond Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Oakhurst Short Duration Bond Fund | Oakhurst Short Duration Bond Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Oakhurst Short Duration Bond Fund | Oakhurst Short Duration Bond Fund Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,244
Oakhurst Short Duration High Yield Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Oakhurst Short Duration High Yield Credit Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Oakhurst Short Duration High Yield Credit Fund (the “High Yield Credit Fund” or the “Fund”) is to seek a high level of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you will pay if you buy, hold and sell shares of the High Yield Credit Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will differ from the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the High Yield Credit Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of non-investment grade debt securities (commonly known as “junk bonds”) and floating rate senior secured loans issued by corporations, partnerships, and other business entities (“High Yield Securities”). For the purposes of this Fund, High Yield Securities include, but are not limited to, traditional corporate bonds, senior loans (including senior “lite” loans) and participation interests, floating rate and non-income producing securities, such as zero coupon bonds which pay interest only at maturity, and payment in-kind bonds which pay interest in the form of additional securities. High Yield Securities are rated below the lowest investment grade category (BBB- by S&P Global Ratings (“S&P”); Baa3 by Moody’s Investors Services, Inc. (“Moody’s”), or comparably rated by at least one independent credit rating agency) or if unrated, are determined by the Sub-Adviser to be of comparable quality, at the time of purchase. The Fund may invest in securities that are privately placed but eligible for purchase and sale by certain qualified institutional buyers (such as the Fund) under Rule 144A or other exemptions of the Securities Act of 1933.

The Fund seeks to maintain an average duration of 3.5 years or less and there is no maximum duration on individual securities held by the Fund. The Fund will calculate its effective duration by using the nearest call date or maturity of its securities, whichever comes first. Duration is a measure of the Fund’s sensitivity to changes in interest rates. For example, if interest rates move up one percentage point (1%) while the Fund’s duration is 4-years, the Fund’s share price would be expected to decline by 4%.

The Fund may also invest in participation interests in loans that are generally deemed High Yield Securities. In addition, the Fund may invest in illiquid or thinly traded securities, but will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid. The Fund may also invest in preferred stocks and convertible securities. From time to time the Fund may emphasize investment in one or more particular sectors of the fixed income market.

The Sub-Adviser utilizes a bottom-up security selection process, with an emphasis on a company’s industry position, management quality, cash flow characteristics, asset protection and quality, liquidity and covenants. The Sub-Adviser generally will look for companies whose prospects are stable or improving and offer an assurance of debt repayment. The Sub-Adviser combines security and credit research in the selection process based upon its view of the business cycles, interest rate trends, yield curve analysis and sector analysis. The Sub-Adviser attempts to manage volatility and principal risk through issue, industry and quality diversification and selection of issues that are higher in the capital structure. A security will be sold when an issuer no longer meets the Sub-Adviser’s criteria for investment or when a more attractive investment is available. The Sub-Adviser attempts to mitigate interest rate risk by investing in certain High Yield Securities (also known as “junk bonds”), such as floating rate securities (including loans) and short maturity bonds, which may be less sensitive to interest rate changes.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the High Yield Credit Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of non-investment grade debt securities (commonly known as “junk bonds”) and floating rate senior secured loans issued by corporations, partnerships, and other business entities (“High Yield Securities”).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, the High Yield Credit Fund’s returns will vary and you could lose money. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. At times there may be an imbalance of supply and demand in the fixed income markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Decisions by the Federal Reserve on interest rate policy can have a significant effect on the value of fixed-income securities. Interest rates have been unusually low in recent years, having been reduced first to address the global financial crisis that began in 2008, and later in an effort to address the economic impact of the COVID-19 pandemic. The decision by the Federal Reserve to aggressively increase interest rates and sell some of the U.S. Government securities on its balance sheet (“Quantitative Tightening”) in order to control the effects of inflation may present a greater risk than has historically been the case due to the prolonged period of low interest rates and the potential market reaction to these initiatives. The Fund is also subject to management risk, which is the risk that the Sub-Adviser’s security and credit research and expectations regarding interest rate changes or the creditworthiness of an issuer may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

Privately Placed and Rule 144A Securities. As of August 31, 2022, the Fund had 77.4% of the value of its portfolio invested in Rule 144A securities. Investments in Rule 144A securities and other privately placed securities may be less liquid and subject to greater volatility than publicly traded securities. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might apply to publicly traded securities.

Corporate Bonds. As of August 31, 2022, the Fund had 87.9% of the value of its net assets invested in corporate bonds. Corporate bonds are typically issued by public or private companies to finance their operations and are distinct from debt securities issued by a government or its agencies. Corporate bonds may have more speculative characteristics in their ability to repay principal and interest when due than other types of fixed income securities, such as government securities.

High Yield Securities. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. The issuers of these securities may not be as financially strong as the issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. Over the longer-term, rising interest rates may present a greater risk than has historically been the case due to the prolonged period of low interest rates, the effect of government fiscal policy initiatives, and the potential market reaction to those initiatives. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation.

Other Fixed-Income Securities Risks

●	Maturity Risk. Longer-term debt securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term debt securities. Therefore, the Fund may experience greater price fluctuations when it holds debt securities with longer maturities.

●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer.

A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances and a rating may not reflect the fine shadings of risks within a given quality grade.

●	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for that security to be sold at an advantageous time or price, which could prevent the Fund from selling the security at the approximate price that it is valued or the time it desires to sell. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk. If a fixed income security is downgraded or declines in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain fixed-income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

●	Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Floating rate securities can be less sensitive to prepayment risk. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines.

●	LIBOR Transition Risk. The Fund may invest in securities that are based on the London Interbank Offered Rate (LIBOR). In March 2021, it was announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Although the transition away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate and any potential effects on the Fund or on certain instruments in which the Fund invests. LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, a reduction in the value of certain LIBOR based instruments held by the Fund, or other unintended consequences.

Risks Associated With Other Types of Fixed-Income Securities

●	Convertible Securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or carry the right to purchase common stock. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore a convertible security is subject to risks associated with both fixed-income and equity securities. The return and value of an equity security will fluctuate in response to stock market movements. Factors such as earnings, interest rates, political events, war, acts of terrorism, government defaults or shutdowns, public health issues, recessions or other events could have a significant effect on the stock market and the value of convertible securities.

Loan Interests Risk. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk and interest rate risk. Loan interests generally are subject to restrictions on transfer, which may prevent the Fund from selling its loan interests at a desirable time or a price that represents fair market value. Loan interests may at times be illiquid. Loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interests, and it normally would not have any direct rights against the borrower.

The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower, such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder the Fund’s ability to reprice credit risk associated with a particular borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.

Senior loans are also subject to a heightened amount of valuation risk because of the limited public information available regarding senior loans. If the Fund holds a senior loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. Although senior loans are generally secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.

No active trading market may exist for certain senior loans, which may make these loans difficult to accurately value or impair the ability of the Fund to realize full value in the event it needs to sell its position. Lastly, senior loans may not be considered “securities,” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the High Yield Credit Fund’s returns will vary and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the High Yield Credit Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. The performance information that follows reflects the performance of First Western, the investment adviser to the Fund from its inception until November 16, 2020. From November 16, 2020 until December 29, 2020, F/m Investments, d/b/a Oakhurst Capital Advisors, served as the Fund’s interim adviser. Effective December 29, 2020, Oakhurst Capital Management, LLC serves as the investment adviser to the Fund and F/m Investments, LLC, d/b/a/ Oakhurst Capital Advisors, serves as the Fund’s sub-adviser. There have been no changes to the investment process of the Fund or its portfolio managers as a result of the change in the Fund’s investment adviser and the addition of a sub-adviser. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the High Yield Credit Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(800) 292-6775
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Institutional shares’ 2022 year-to-date return through September 30, 2022 was -10.97%.

During the periods shown in the bar chart, the highest return for a quarter was 9.36% during the quarter ended June 30, 2020 and the lowest return for a quarter was -12.22% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional shares’ 2022 year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional shares and will vary for Retail shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Institutional shares and will vary for Retail shares. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The performance listed above is the performance of Institutional shares, which will differ from Retail shares to the extent that the classes do not have the same expenses and inception dates. As of the date of this Prospectus, Retail shares have not been offered for sale, so there is no performance information available.

Oakhurst Short Duration High Yield Credit Fund | ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Oakhurst Short Duration High Yield Credit Fund | Oakhurst Short Duration High Yield Credit Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OHSHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,349
Annual Return 2016	rr_AnnualReturn2016	11.54%
Annual Return 2017	rr_AnnualReturn2017	6.83%
Annual Return 2018	rr_AnnualReturn2018	(1.20%)
Annual Return 2019	rr_AnnualReturn2019	9.93%
Annual Return 2020	rr_AnnualReturn2020	5.49%
Annual Return 2021	rr_AnnualReturn2021	4.96%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2015
Oakhurst Short Duration High Yield Credit Fund | Oakhurst Short Duration High Yield Credit Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.08%
5 Years	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Oakhurst Short Duration High Yield Credit Fund | Oakhurst Short Duration High Yield Credit Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.92%
5 Years	rr_AverageAnnualReturnYear05	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Oakhurst Short Duration High Yield Credit Fund | Oakhurst Short Duration High Yield Credit Fund Retail Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%	[8]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	735
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,632

[1]	Oakhurst Capital Management, LLC (the “Adviser”) has contractually agreed, until December 31, 2023, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses, and extraordinary expenses) to an amount not exceeding 0.60% and 0.85% of the Fund’s average daily net assets attributable to the Institutional shares and Retail shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses, and extraordinary expenses) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, that the Adviser may not terminate this agreement without the approval of the Board of Trustees and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed, until December 31, 2023, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses, and extraordinary expenses) to an amount not exceeding 0.60% and 0.85% of the Fund’s average daily net assets attributable to the Institutional shares and Retail shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses, and extraordinary expenses) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, that the Adviser may not terminate this agreement without the approval of the Board of Trustees and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.
[4]	“Total Annual Fund Operating Expenses” will differ from the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	The Adviser has contractually agreed, until December 31, 2023, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses, and extraordinary expenses) to an amount not exceeding 0.95% and 1.20% of the Fund’s average daily net assets attributable to the Institutional shares and Retail shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the date such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses, and extraordinary expenses) to exceed either: (i) the expense limitation in effect at the time such fees and expenses were waived or absorbed; or (ii) any expense limitation in effect at the time the Adviser seeks reimbursement of such fees and expenses. This agreement may be terminated by either party upon 60 days’ prior written notice, provided, however, that the Adviser may not terminate this agreement without the approval of the Board of Trustees and this agreement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.
[7]	“Total Annual Fund Operating Expenses” will differ from the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[8]	Other Expenses are based on estimated amounts for the current fiscal year.